REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
Oil and Gas Revenue [Abstract]
Revenues from external customers for each product or group of similar products
The following table provides information relating to the Company’s revenues from external customers for each product or group of similar products for the periods:

	Year Ended December 31,
	2017	2016	2015
Gasoline and distillates	$18,316,079	$14,017,350	$11,553,716
Asphalt and blackoils	1,162,339	669,966	536,496
Chemicals	770,491	554,392	452,304
Feedstocks and other	1,232,627	388,358	315,042
Lubricants	305,101	260,358	266,371
Total Revenues	$21,786,637	$15,890,424	$13,123,929